SEWARD & KISSEL LLP

901 K Street, N.W.

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

December 4, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AllianceBernstein Cap Fund, Inc.

– AllianceBernstein Emerging Markets Growth Portfolio

File Nos. 2-29901 and 811-01716

Accession No. 0001193125-14-413279

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information in a filing dated November 14, 2014, Accession No. 0001193125-14-413279, of the Prospectus, dated October 22, 2014, for the AllianceBernstein Emerging Markets Growth Portfolio (the “Fund”). The purpose of the filing is to submit the Rule 497 filing in interactive data for the Fund.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Anna C. Leist

Anna C. Leist

Attachment

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase